PROPERTY, PLANT AND EQUIPMENT (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Property Plant and Equipment Net [Abstract]
Land owned or held under long-term leases	$ 439	$ 394
Buildings	3,331	2,591
Machinery and equipment	5,748	5,071
Computer equipment and other assets	1,774	1,492
Payments on account	634	525
Subtotal	11,926	10,073
Less-accumulated depreciation	3,853	3,529
Property, Plant and Equipment, Net, Total	8,073	6,544
Depreciation expense for the year	501	449	$ 464
Impairment charge during the year on property, plant and equipment	$ 149	$ 96	$ 163
Capitalized Land Lease Estimated Useful Lives Minimum	30
Capitalized Land Lease Estimated Useful Lives Maximum	99